TAXATION - Schedule of components of income tax expense (benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
TAXATION
Current income tax expense	¥ 35,556	$ 5,084	¥ 39,365	¥ 42,446
Deferred income tax benefit	(39,759)	(5,685)	(40,889)	(24,487)
Income tax expense (benefit)	¥ (4,203)	$ (601)	¥ (1,524)	¥ 17,959